PREPAYMENTS AND OTHER CURRENT ASSETS - Schedule of Prepayments and Other Current Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
PREPAYMENTS AND OTHER CURRENT ASSETS
Due from suppliers	¥ 54,029	$ 7,402	¥ 66,893
Loan receivables	384,832	52,722	312,036
Advances to employees	1,698	233	2,213
Deductible value-added tax	69,930	9,580	43,355
Tax refund	248	34	241
Due from hospital	965	132	1,087
Deferred expenses			317
Others	190,724	26,129	46,407
Prepayments and other current assets, gross	702,426	96,232	472,549
Allowance for credit losses	(174,666)	(23,929)	(59,603)
Prepayments and other current assets	¥ 527,760	$ 72,303	¥ 412,946